[Graphic Omitted]

REPUBLIC

U.S. GOVERNMENT

  MONEY MARKET

         FUND

  ANNUAL REPORTS

  OCTOBER 31 AND
SEPTEMBER 30, 1998

PRESIDENT'S LETTER

                                                                 November 1998

DEAR SHAREHOLDER:

    We are very pleased to present you with the annual report for the Republic U.S. Government Money Market Fund (the "Fund") for the one month period ended October 31, 1998 and the year ended September 30, 1998. Going forward, the fiscal year end of the Fund will be changed to October 31 of each year. This will bring the fiscal year end of the Fund in line with the other six funds in the Trust.

    In this report we have provided you with a commentary from the Fund's Investment Adviser, Republic National Bank of New York. We hope you find this commentary and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Financial statements, including portfolio holdings for the U.S. Government Money Market Fund for the one month period ended October 31, 1998 and the year ended September 30, 1998 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Walter B. Grimm

                                      Walter B. Grimm
                                      President

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT -- SEPTEMBER 30, AND OCTOBER 31, 1998

CONTENTS
                                                                           PAGE

President's Letter ....................................................      1
Commentary from the Investment Adviser ................................      3
Statement of Net Assets as of October 31, 1998 ........................      5
Statement of Net Assets as of September 30, 1998 ......................      8
Statements of Operations ..............................................     11
Statements of Changes in Net Assets ...................................     12
Notes to Financial Statements .........................................     13
Financial Highlights ..................................................     17
Report of KPMG Peat Marwick LLP, Independent Auditors .................     20

COMMENTARY FROM THE INVESTMENT ADVISER --
REPUBLIC NATIONAL BANK OF NEW YORK

DEAR SHAREHOLDER:

    We are pleased to present you with the annual report for the Republic U.S. Government Money Market Fund for the fiscal year ended September 30, 1998 and one month ended October 31, 1998.

    The close of the fiscal year was characterized by an unprecedented flight to quality as nervous investors, foreign as well as domestic, sought a safe haven from a simultaneous sell-off in global equity markets. As a result long term U.S. Treasury rates hit record lows (4.96%) for the 30-year bond during that period. In light of declining expectations for the domestic economy, the Federal Open Market Committee took an active stance and cut the federal funds rate by 25 basis points in September. Investors, expecting a greater easing, deemed this cut as a compromise between inflationary fears and conditions in financial markets. Subsequently, the Fed surprised the markets by cutting the federal funds rate, as well as the discount rate, by an additional 25 basis points between meetings of the Federal Open Market Committee in October.

    In announcing the lastest rate cut, the Fed made it clear that it's focus is on the domestic economy. In determining monetary policy, the Fed considers the effects of international events through the prism of their impact on domestic growth and inflation. Given the recent changes in the global economy and the consequent adjustments in U.S. financial markets, a lower fed funds rate should now be consistent with keeping inflation low and sustaining economic growth going forward. Therefore, the Fed is likely to move with caution in the near future until economic indicators confirm that the economy is slowing down.

    The Republic U.S. Government Money Market Fund returned 5.00%(2) (Class A Shares) for the twelve months ended September 30, 1998, and 0.39% (Class A shares) for one month ended October 31, 1998 compared to 5.08% and 0.39% respectively for the Lipper U.S. Government Money Market Fund Average(3). For the period from inception of the Fund's current objective (February 1, 1994)(4), the Fund outperformed the average annual return for comparable funds ranked by Lipper Analytical Services, returning 4.85%(5) (Class A Shares) versus 4.80% through September 30, 1998 and 4.85% (Class A Shares) versus 4.84% through October 31, 1988.

    As of September 30, 1998, the Fund's average maturity was 51 days. The ratings on the portfolio holdings were AAA, consisting of 52% U.S. Treasury bills and notes, 24% U.S. Agencies and 24% Repurchase Agreements.(6) The Fund's annualized compounded 7 day yield through September 30, 1998 was 4.74%(7) for Class A Shares, 3.99% for Class B Shares and 4.99% for Class Y Shares.

    As of October 31, 1998, the Fund's average maturity was 50 days. The ratings on the Portfolio holdings were AAA, consisting of 53% U.S. Treasury bills and notes, 23% U.S. Agencies and 24% Repurchase Agreements.(6) The Fund's annualized compounded 7 days yield through October 31, 1998 was 4.65%(8) for Class A Shares, 3.90% for Class B shares and 4.90% for Class Y Shares.

----------
(1) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.
(2) Total return for Class B Shares for the period from September 11, 1998 to September 30, 1998 and Class Y Shares for the fiscal year ended September 30, 1998 is 0.22% and 5.27%, respectively, and for the one month period ended October 31, 1998 is 0.32%, and 0.41%, respectively.
(3) The Lipper U.S. Government Money Market Fund Average measures the performance of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of less than 90 days.
(4) On February 1, 1994 the Fund changed from a general money market fund to a U.S. Government money market fund.
(5) The average annual return for the Class B Shares for the period from inception of the Fund's current objective (February 1, 1994) was 4.80% to September 30, and 4.77% to October 31, 1998. This represents the average annual return for Class A Shares for the period from February 1, 1994 to September 10, 1998 plus the average annual return for the Class B Shares for the period September 11, 1998 to September 30, 1998, and October 31, 1998. The average annual return for the Class Y Shares for the period from inception of the Fund's current objective (February 1, 1994) was 4.97% to September 30, 1998 and 4.97% to October 31, 1998. This represents the average annual return for Class A Shares for the period from February 1, 1994 to June 30, 1996 plus the average annual return for the Class Y Shares for the period July 1, 1996 to September 30, 1998, and October 31, 1998.
(6) Portfolio composition is subject to change.
(7) Past performance is not predictive of future performance as yields on money market funds fluctuate daily. Some of the fees of the Fund are currently being waived, resulting in higher yields in the Fund than would occur if full fees were charged. If full fees had been charged, the 7 day yield for the Class A Shares, Class B Shares and Class Y Shares would have been 4.64%, 3.89% and 4.89%, as of September 30, 1998.
(8) If full fees had been charged, the 7 day yield for the Class A Shares, Class B Shares and Class Y Shares would have been 4.55%, 3.80% and 4.80%, respectively, as of October 31, 1998.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1998

  PRINCIPAL                                                     MATURITY             AMORTIZED
   AMOUNT                DESCRIPTION               RATE           DATE                  COST
   ------                -----------               ----           ----                  ----
             U.S. GOVERNMENT AND GOVERNMENT AGENCY
               OBLIGATIONS -- (79.24% OF NET ASSETS)
$ 1,000,000  Federal Farm Credit Bank ..........  5.500%        11/02/98            $    1,000,000
 10,000,000  Federal Farm Credit Bank ..........  5.540%        01/04/99                 9,998,914
 10,000,000  Federal Farm Credit Bank ..........  5.533%        08/03/99                10,000,000
 10,000,000  Federal Farm Credit Bank ..........  5.500%        10/01/99                10,000,000
 10,000,000  Federal Home Loan Bank ............  4.500%*       12/03/98                 9,999,516
  8,100,000  Federal Home Loan Bank ............  4.620%*       12/24/98                 8,099,010
 20,000,000  Federal Home Loan Bank ............  5.030%        01/04/99                19,818,361
 10,052,000  Federal Home Loan Bank ............  5.360%        01/06/99                 9,951,726
 10,000,000  Federal Home Loan Bank ............  4.840%        01/22/99                 9,888,411
 10,000,000  Federal Home Loan Bank ............  4.520%*       02/26/99                 9,998,353
 10,000,000  Federal Home Loan Bank ............  5.580%        03/11/99                10,001,149
  5,000,000  Federal Home Loan Bank ............  4.605%*       03/26/99                 5,000,000
 10,000,000  Federal Home Loan Bank ............  4.635%*       08/18/99                 9,997,210
 10,000,000  Federal Home Loan Bank ............  4.700%*       09/09/99                 9,998,945
 20,000,000  Federal Home Loan Bank ............  5.300%        11/02/99                19,994,111
 19,000,000  Student Loan Marketing Assn. ......  4.405%*       11/06/98                18,998,715
 10,000,000  Student Loan Marketing Assn. ......  4.360%*       11/10/98                 9,999,862
 10,000,000  Student Loan Marketing Assn. ......  4.470%*       12/17/98                 9,996,814
  5,000,000  Student Loan Marketing Assn. ......  4.380%*       01/13/99                 4,998,759
  1,250,000  Student Loan Marketing Assn. ......  4.520%*       01/21/99                 1,249,262
 10,000,000  Student Loan Marketing Assn. ......  4.545%*       02/05/99                 9,998,829
 10,000,000  Student Loan Marketing Assn. ......  4.770%*       03/18/99                10,000,000
 10,000,000  Student Loan Marketing Assn. ......  5.120%*       04/15/99                10,000,000
 13,000,000  Student Loan Marketing Assn. ......  4.920%*       04/16/99                13,015,563
 15,000,000  Student Loan Marketing Assn. ......  4.161%*       08/02/99                14,988,871
 15,000,000  U.S. Treasury Bills ...............  5.140%        11/12/98                14,974,300
 15,000,000  U.S. Treasury Bills ...............  5.170%        11/12/98                14,974,150
 10,000,000  U.S. Treasury Bills ...............  5.173%        11/12/98                 9,982,759
 15,000,000  U.S. Treasury Bills ...............  5.165%        11/12/98                14,974,174
 25,000,000  U.S. Treasury Bills ...............  5.105%        12/03/98                24,883,010
 15,000,000  U.S. Treasury Bills ...............  5.140%        12/03/98                14,929,325
 10,000,000  U.S. Treasury Bills ...............  5.100%        12/10/98                 9,943,334
 10,000,000  U.S. Treasury Bills ...............  5.095%        12/10/98                 9,943,389
 10,000,000  U.S. Treasury Bills ...............  5.135%        12/10/98                 9,942,945
 10,000,000  U.S. Treasury Bills ...............  5.100%        12/17/98                 9,933,417
 10,000,000  U.S. Treasury Bills ...............  5.120%        12/17/98                 9,933,155
 45,000,000  U.S. Treasury Bills ...............  4.405%        01/07/99                44,625,575
  5,000,000  U.S. Treasury Bills ...............  5.083%        01/07/99                 4,951,998
 10,000,000  U.S. Treasury Bills ...............  5.040%        01/07/99                 9,904,800
 15,000,000  U.S. Treasury Bills ...............  5.050%        01/07/99                14,856,917
 65,000,000  U.S. Treasury Bills ...............  5.030%        01/14/99                64,318,541
 65,000,000  U.S. Treasury Bills ...............  4.480%        01/21/99                64,386,161
 10,000,000  U.S. Treasury Bills ...............  5.045%        02/04/99                 9,865,467
 40,000,000  U.S. Treasury Bills ...............  5.040%        02/04/99                39,462,400
 20,000,000  U.S. Treasury Bills ...............  4.800%        02/18/99                19,706,667
 25,000,000  U.S. Treasury Bills ...............  4.175%        04/08/99                24,539,011
 10,000,000  U.S. Treasury Notes ...............  5.125%        11/30/98                 9,997,188
 20,000,000  U.S. Treasury Notes ...............  5.625%        11/30/98                20,002,939
 35,000,000  U.S. Treasury Notes ...............  5.750%        12/31/98                35,042,561
 30,000,000  U.S. Treasury Notes ...............  6.375%        01/15/99                30,060,872
 15,000,000  U.S. Treasury Notes ...............  6.250%        03/31/99                15,077,249
 10,000,000  U.S. Treasury Notes ...............  5.875%        03/31/99                10,021,994
 45,000,000  U.S. Treasury Notes ...............  6.375%        04/30/99                45,430,387
                                                                                    --------------

             TOTAL U.S. GOVERNMENT AND GOVERNMENT
               AGENCY OBLIGATIONS ...........................................          863,657,066
                                                                                    --------------

     REPURCHASE AGREEMENTS -- (24.82% OF NET ASSETS)
 45,480,600  Cantor Fitzgerald dated 11/02/98,
               with a maturity value of
               $45,500,687 (collaterized by
               $42,905,000 5.625% U.S. Treasury
               Note, 02/15/06, market value
               $46,391,031) ....................  5.300%        11/02/98                 45,480,600
 45,000,000  First Boston dated 11/02/98, with a
               maturity value of $45,019,875
               (collaterized by $47,713,000 U.S.
               Treasury Bill, 10/14/99, market
               value $45,899,906)                 5.300%        11/02/98                 45,000,000
 48,000,000  First Union dated 11/02/98, with a
               maturity value of $48,021,400
               (collaterized by $46,965,000
               6.500% U.S. Treasury Note, 04/30/
               99, market value $48,961,013) ...  5.350%        11/02/98                 48,000,000
 47,000,000  Societe Generale dated 11/02/98,
               with a maturity value of
               $47,020,837 (collaterized by
               $46,815,000 6.000% U.S. Treasury
               Note, 08/15/99, market value
               $48,014,634) ....................  5.320%        11/02/98                 47,000,000
 40,000,000  UBS - Warburg dated 11/02/98, with
               a maturity value of $40,017,667
               (collaterized by $39,231,000
               5.875% U.S. Treasury Note, 11/15/
               99, market value $40,800,240) ...  5.300%        11/02/98                 40,000,000
 45,000,000  Wertheim dated 11/02/98, with a
               maturity value of $45,020,063
               (collaterized by $44,030,000
               5.875% U.S. Treasury Note, 11/15/
               99, market value $45,901,275) ...  5.350%        11/02/98                 45,000,000
                                                                                    --------------
             TOTAL REPURCHASE AGREEMENTS ....................................          270,480,600
                                                                                    --------------
             TOTAL INVESTMENTS AT AMORTIZED COST**...........................        1,134,137,666
                                                                                    --------------

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1998 (CONTINUED)

INTEREST RECEIVABLE .........................................................         $  5,457,688
DIVIDENDS PAYABLE ...........................................................           (3,896,184)
PAYABLE FOR INVESTMENTS PURCHASED ...........................................          (44,561,550)
SHAREHOLDER SERVICES FEES PAYABLE - (INVESTOR SHARES) .......................             (570,982)
ADVISORY FEES PAYABLE .......................................................             (505,425)
ADMINISTRATION FEES PAYABLE .................................................             (359,614)
OTHER NET ASSETS ............................................................              190,474
                                                                                    --------------
NET ASSETS ..................................................................       $1,089,892,073
                                                                                    ==============
Represented by:
  Paid-in capital ...........................................................       $1,089,785,144
  Accumulated net realized gains ............................................              106,929
                                                                                    --------------
NET ASSETS ..................................................................       $1,089,892,073
                                                                                    ==============

NET ASSETS:
  Class A (Investor Shares) -- Applicable to 1,055,081,339 shares of
                               beneficial interest outstanding ..............       $1,055,162,712
  Class B                   -- Applicable to 112,760 shares of beneficial
                               interest outstanding .........................              112,764
  Class Y (Adviser Shares)  -- Applicable to 34,614,822 shares of beneficial
                               interest outstanding .........................           34,616,597
                                                                                    --------------
                                                                                    $1,089,892,073
                                                                                    ==============

Net Asset Value, Offering Price and Redemption Price Per Share
  Class A (Investor Shares), Class B Shares and Class Y (Adviser Shares) ....                $1.00
                                                                                             =====
 * Variable rate notes. Interest rate resets weekly.
** Represents the aggregate cost of securities for federal income tax purposes.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1998

   PRINCIPAL                                                     MATURITY               AMORTIZED
    AMOUNT                DESCRIPTION               RATE           DATE                    COST
    ------                -----------               ----           ----                    ----
              U.S. GOVERNMENT AND GOVERNMENT AGENCY
                OBLIGATIONS -- (76.56% OF NET ASSETS)
$  1,000,000  Federal Farm Credit Bank ..........  5.530%        10/01/98              $  1,000,000
   1,000,000  Federal Farm Credit Bank ..........  5.500%        11/02/98                 1,000,000
  10,000,000  Federal Farm Credit Bank ..........  5.540%        01/04/99                 9,998,412
  10,000,000  Federal Farm Credit Bank ..........  5.533%*       08/03/99                10,000,000
  10,000,000  Federal Farm Credit Bank ..........  5.500%*       10/01/99                10,000,000
   5,000,000  Federal Home Loan Bank ............  5.690%        10/02/98                 5,000,004
  10,000,000  Federal Home Loan Bank ............  5.400%        10/02/98                 9,998,500
  15,000,000  Federal Home Loan Bank ............  5.410%        10/02/98                14,997,746
  20,000,000  Federal Home Loan Bank ............  5.420%        10/09/98                19,975,911
  10,000,000  Federal Home Loan Bank ............  4.873%*       12/03/98                 9,999,076
   8,100,000  Federal Home Loan Bank ............  4.993%*       12/24/98                 8,098,461
  10,052,000  Federal Home Loan Bank ............  5.360%        01/06/99                 9,906,827
  10,000,000  Federal Home Loan Bank ............  4.893%*       02/26/99                 9,997,934
  10,000,000  Federal Home Loan Bank ............  5.580%        03/11/99                10,001,434
   5,000,000  Federal Home Loan Bank ............  4.978%*       03/26/99                 5,000,000
  10,000,000  Federal Home Loan Bank ............  5.008%*       08/18/99                 9,996,922
  10,000,000  Federal Home Loan Bank ............  5.073%*       09/09/99                 9,998,844
  19,000,000  Student Loan Marketing Assn. ......  4.778%*       11/06/98                18,996,695
  10,000,000  Student Loan Marketing Assn. ......  4.733%*       11/10/98                 9,999,433
  10,000,000  Student Loan Marketing Assn. ......  4.843%*       12/17/98                 9,994,781
   5,000,000  Student Loan Marketing Assn. ......  4.753%        01/13/99                 4,998,256
   1,250,000  Student Loan Marketing Assn. ......  4.893%*       01/21/99                 1,248,992
  10,000,000  Student Loan Marketing Assn. ......  4.918%*       02/05/99                 9,998,468
  10,000,000  Student Loan Marketing Assn. ......  5.143%*       03/18/99                10,000,000
  13,000,000  Student Loan Marketing Assn. ......  5.293%*       04/16/99                13,018,359
  15,000,000  Student Loan Marketing Assn. ......  4.763%*       08/02/99                14,987,657
  10,000,000  U.S. Treasury Bills ...............  5.025%        10/15/98                 9,980,458
  30,000,000  U.S. Treasury Bills ...............  5.070%        10/15/98                29,940,850
  10,000,000  U.S. Treasury Bills ...............  5.173%        11/12/98                 9,939,655
  15,000,000  U.S. Treasury Bills ...............  5.140%        11/12/98                14,910,050
  15,000,000  U.S. Treasury Bills ...............  5.165%        11/12/98                14,909,612
  15,000,000  U.S. Treasury Bills ...............  5.170%        11/12/98                14,909,525
  10,000,000  U.S. Treasury Bills ...............  5.170%        11/19/98                 9,929,630
  10,000,000  U.S. Treasury Bills ...............  5.135%        11/19/98                 9,930,107
  15,000,000  U.S. Treasury Bills ...............  5.140%        12/03/98                14,865,075
  25,000,000  U.S. Treasury Bills ...............  5.105%        12/03/98                24,776,656
  10,000,000  U.S. Treasury Bills ...............  5.100%        12/10/98                 9,900,834
  10,000,000  U.S. Treasury Bills ...............  5.095%        12/10/98                 9,900,931
  10,000,000  U.S. Treasury Bills ...............  5.135%        12/10/98                 9,900,153
  10,000,000  U.S. Treasury Bills ...............  5.120%        12/17/98                 9,890,489
  10,000,000  U.S. Treasury Bills ...............  5.100%        12/17/98                 9,890,917
  15,000,000  U.S. Treasury Bills ...............  5.050%        01/07/99                14,793,792
  10,000,000  U.S. Treasury Bills ...............  5.040%        01/07/99                 9,862,800
   5,000,000  U.S. Treasury Bills ...............  5.083%        01/07/99                 4,930,821
  45,000,000  U.S. Treasury Bills ...............  4.405%        01/07/99                44,460,388
  65,000,000  U.S. Treasury Bills ...............  5.030%        01/14/99                64,045,958
  10,000,000  U.S. Treasury Bills ...............  5.045%        02/04/99                 9,823,425
  40,000,000  U.S. Treasury Bills ...............  5.040%        02/04/99                39,294,400
  20,000,000  U.S. Treasury Bills ...............  4.799%        02/18/99                19,626,667
  10,000,000  U.S. Treasury Notes ...............  5.125%        11/30/98                 9,994,375
  20,000,000  U.S. Treasury Notes ...............  5.625%        11/30/98                20,005,877
  35,000,000  U.S. Treasury Notes ...............  5.750%        12/31/98                35,063,493
  30,000,000  U.S. Treasury Notes ...............  6.375%        01/15/99                30,084,900
  15,000,000  U.S. Treasury Notes ...............  6.250%        03/31/99                15,092,596
  10,000,000  U.S. Treasury Notes ...............  5.875%        03/31/99                10,026,364
                                                                                     --------------

              TOTAL U.S.. GOVERNMENT AND GOVERNMENT
                AGENCY OBLIGATIONS ...........................................          778,893,510
                                                                                       ------------

      REPURCHASE AGREEMENTS -- (24.61% OF NET ASSETS)
  17,824,400  Cantor Fitzgerald dated 10/01/98,
                with a maturity value of
                $17,827,034 (collaterized by
                $18,181,000 4.500% U.S. Treasury
                Bill, 09/30/00, market value
                $18,249,179) ....................  5.320%        10/01/98                 17,824,400
  17,565,000  Cantor Fitzgerald dated 10/01/98,
                with a maturity value of
                $17,567,596 (collaterized by
                $17,416,000 5.625% U.S. Treasury
                Bill, 02/28/01, market value
                $17,982,020) ....................  5.320%        10/01/98                 17,565,000
  35,000,000  Commerzbank dated 10/01/98, with a
                maturity value of $35,005,250
                (collaterized by $33,600,000
                5.750% U.S. Treasury Bill, 08/31/
                03, market value $35,700,000) ...  5.400%        10/01/98                 35,000,000
  45,000,000  First Union dated 11/01/98, with a
                maturity value of $45,006,788
                (collaterized by $40,800,000
                7.500% U.S. Treasury Bill, 05/15/
                02, market value $45,291,672) ...  5.430%        10/01/98                 45,000,000
  45,000,000  Societe Generale dated 10/01/98,
                with a maturity value of
                $45,006,863 (collaterized by
                $34,096,000 7.625% U.S. Treasury
                Bond, 11/15/22, market value
                $45,986,980) ....................  5.490%        10/01/98                 45,000,000
  45,000,000  UBS - Warburg dated 10/01/98, with
                a maturity value of $45,006,750
                (collaterized by $43,099,000
                6.250% U.S. Treasury Bill, 08/31/
                02, market value $46,008,183) ...  5.400%        10/01/98                 45,000,000
  45,000,000  Wertheim dated 10/01/98, with a
                maturity value of $45,006,938
                (collaterized by $46,700,000
                4.35%, U.S. Treasury Bill, 02/04/
                99, market value $45,941,125)      5.550%        10/01/98                45,000,000
                                                                                     --------------
              TOTAL REPURCHASE AGREEMENTS ....................................          250,389,400
                                                                                     --------------
                     TOTAL INVESTMENTS AT AMORTIZED COST**....................        1,029,282,910
INTEREST RECEIVABLE ..........................................................            3,074,263
DIVIDENDS PAYABLE ............................................................           (4,074,569)
PAYABLE FOR INVESTMENTS PURCHASED ............................................          (10,000,000)
SHAREHOLDER SERVICES FEES PAYABLE - (INVESTOR SHARES) ........................             (362,064)
ADVISORY FEES PAYABLE ........................................................             (419,330)
ADMINISTRATION FEES PAYABLE ..................................................             (273,519)
OTHER NET ASSETS .............................................................              144,586
                                                                                     --------------
NET ASSETS ...................................................................       $1,017,372,277
                                                                                     ==============
Represented by:
  Paid-in capital ............................................................       $1,017,298,061
  Accumulated net realized gains .............................................               74,216
                                                                                     --------------
NET ASSETS ...................................................................       $1,017,372,277
                                                                                     ==============

NET ASSETS:
  Class A (Investor Shares) -- Applicable to 988,186,065 shares of beneficial
                               interest outstanding ..........................       $  988,236,067
  Class B                   -- Applicable to 112,752 shares of beneficial
                               interest outstanding ..........................              112,752
  Class Y (Adviser Shares)  -- Applicable to 29,023,014 shares of beneficial
                               interest outstanding ..........................           29,023,458
                                                                                     --------------
                                                                                     $1,017,372,277
                                                                                     ==============

Net Asset Value, Offering Price and Redemption Price Per Share
  Class A (Investor Shares), Class B Shares and Class Y (Adviser Shares) .....                $1.00
                                                                                              =====
 * Variable rate notes. Interest rate resets weekly.
** Represents the aggregate cost of securities for federal income tax purposes.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF OPERATIONS

                                                  ONE MONTH
                                                PERIOD ENDED         YEAR ENDED
                                                 OCTOBER 31,       SEPTEMBER 30,
                                                    1998                1998
                                                 ----------         -----------
INVESTMENT INCOME:
  Interest income ........................       $4,327,530         $41,428,152

EXPENSES:
  Shareholder service fees --
    Class A and Class B Shares ...........          208,918           1,854,804
  Administration fees ....................           86,095             767,296
  Advisory fees ..........................          172,190           1,534,571
  Custodian fees and expenses ............           15,875             151,050
  Fund accounting fees ...................            3,690              42,927
  Legal fees .............................            8,970             110,447
  Registration and filing fees ...........            6,150              74,249
  Transfer agent fees ....................            3,300              38,630
  Reports to shareholders ................            2,970              38,231
  Audit fees .............................            1,320              17,740
  Trustees fees ..........................              720               8,728
  Other expenses .........................            4,650              62,096
                                                 ----------         -----------
Total expenses ...........................          514,848           4,700,769
Voluntary fee reductions .................          (86,095)           (767,275)
                                                 ----------         -----------
    Total net expenses ...................          428,753           3,933,494
                                                 ----------         -----------
Net Investment income ....................        3,898,777          37,494,658
                                                 ----------         -----------
REALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments ......           32,707              60,937
                                                 ----------         -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ........................       $3,931,484         $37,555,595
                                                 ==========         ===========

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                              ONE MONTH
                                            PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                             OCTOBER 31,          SEPTEMBER 30,        SEPTEMBER 30,
                                                1998                  1998                 1997
                                           --------------        --------------       --------------
INVESTMENT ACTIVITIES:
  OPERATIONS:
    Net investment income ..........       $    3,898,777        $   37,494,658       $   17,772,733
    Net realized gains on investment
      transactions .................               32,707                60,937               94,763
                                           --------------        --------------       --------------
  Net Increase in net assets
    resulting from operations ......            3,931,484            37,555,595           17,867,496
                                           --------------        --------------       --------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
      Class A (Investor) Shares ....           (3,776,704)          (36,222,464)         (17,185,034)
      Class B Shares (a) ...........                 (350)                 (246)                   0
      Class Y (Adviser) Shares .....             (121,717)           (1,303,322)            (556,345)
  Net realized gains:
      Class A (Investor) Shares ....                    0              (101,952)                   0
      Class B Shares (a) ...........                    0                     0                    0
      Class Y (Adviser) Shares .....                    0                (3,282)                   0
                                           --------------        --------------       --------------
  Decrease in net assets from
    shareholder distributions ......           (3,898,771)          (37,631,266)         (17,741,379)
                                           --------------        --------------       --------------
  CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued ....          190,913,781         2,582,611,123        1,488,350,023
    Dividends reinvested ...........            3,791,950            32,959,918           14,616,566
    Cost of shares redeemed ........         (122,218,648)       (2,120,005,796)      (1,228,991,877)
                                           --------------        --------------       --------------
  Net increase in net assets from
    capital share transactions .....           72,487,083           495,565,245          273,974,712
                                           --------------        --------------       --------------
  NET INCREASE IN NET ASSETS .......           72,519,796           495,489,574          274,100,829

  NET ASSETS:
    Beginning of period ............        1,017,372,277           521,882,703          247,781,874
                                           --------------        --------------       --------------
    End of period ..................       $1,089,892,073        $1,017,372,277       $  521,882,703
                                           ==============        ==============       ==============
(a) The Fund commenced offering Class B Shares on February 2, 1998.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31 AND SEPTEMBER 30, 1998

1. ORGANIZATION: Republic U.S. Government Money Market Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which as of October 31 and September 30, consisted of seven funds, each of which has different investment objectives and policies. This report contains the financial statements for the Republic U.S. Government Money Market Fund only. Financial statements for the other six funds are published separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company.

        The Financial Statements presented herein reflect the activities of the Fund for the one month period ended October 31, 1998 and the year ended September 30, 1998. Going forward, the fiscal year end of the Fund will be changed to October 31 of each year. This will bring the fiscal year end of the Fund in line with the other funds in the Trust.

        The investment objective of the Fund is to provide it's shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

        The Fund is authorized to issue three classes of shares, Class A Shares ("Investor Shares"), Class B Shares and Class Y Shares ("Adviser Shares"). Prior to February 1, 1998, the Class A Shares were known as Class C Shares. Each class of shares in the Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Trust retains Republic National Bank of New York ("Republic") as Investment Adviser ("Adviser") and BISYS Fund Services ("BISYS") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

   SECURITIES VALUATION:
   Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is accreted or amortized, respectively, on a constant ("straight-line") basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

   SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   EXPENSE ALLOCATION:
   The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's seven funds are allocated in proportion to the net asset levels of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses are allocated to each class in proportion to their respective net asset levels except for expenses allocable exclusively to a particular class.

   FEDERAL INCOME TAXES: The Fund is a separate taxable entity for federal income tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

   DIVIDENDS TO SHAREHOLDERS:
   Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually by the Fund.

   REPURCHASE AGREEMENTS:
   The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form.

3. RELATED PARTY TRANSACTIONS:
   ADVISORY FEES:
   The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.20% of average daily net assets. For the one month period ended October 31, 1998 and the year ended September 30, 1998, the advisory fees were $172,190 and $1,534,571, respectively, of which $86,095 and $767,275 were voluntarily waived, respectively.

   ADMINISTRATION:
   The Fund retains BISYS to serve as Administrator, Distributor and Sponsor. BISYS provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers. For these services, BISYS receives from the Fund a fee, payable monthly, at the annual rate of 0.10% of the first $1 billion of the Fund's average daily net assets; 0.08% of the next $1 billion of the Fund's average daily net assets, and 0.07% of such assets in excess of $2 billion. For the one month period ended October 31, 1998 and the year ended September 30, 1998, the administration fees were $86,095 and $767,296, respectively.

   CUSTODY
   The Custody function was transferred to Republic National Bank of New York effective from December 1, 1997.

   DISTRIBUTION PLAN:
   The Trust has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor for amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing the Funds shares at a rate not to exceed 0.25% and 0.75% of the average daily net assets of Class A Shares and Class B Shares of the Fund, respectively.

   SHAREHOLDER SERVICING PLANS:
   The Trust has entered into a Shareholder Servicing agreement with its Shareholder Servicing Agents (which currently consists of Republic and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to Shareholder Servicing Agents pursuant to the Shareholder Servicing Agreement, historically have not exceeded 0.25% and 1.00% per annum of the Fund's average daily net assets of Class A Shares and Class B Shares, respectively. For the one month period ended October 31, 1998 and the year ended September 30, 1998 the shareholder servicing fees were $208,918 and $1,856,804, respectively.

4. CAPITAL SHARE TRANSACTIONS: All capital share transactions have been effected at a value of $1.00 per share. Transactions in dollars and shares of beneficial interest for the Fund were as follows:

                                                                 ONE MONTH PERIOD ENDED OCTOBER 31, 1998
                                                        --------------------------------------------------------------
                                                             CLASS A                                       CLASS Y
                                                        (INVESTOR) SHARES       CLASS B SHARES        (ADVISER) SHARES
                                                        -----------------       --------------        ----------------
  Shares issued .................................           137,826,807                   0              53,086,981
  Shares reinvested .............................             3,747,827                   8                  44,115
  Shares redeemed ...............................           (74,679,360)                  0             (47,539,288)
                                                            -----------              ------              ----------
  Net increase ..................................            66,895,274                   8               5,591,808
                                                            ===========              ======              ==========

                                                                      YEAR ENDED SEPTEMBER 30, 1998
                                                       -------------------------------------------------------------
                                                            CLASS A                                       CLASS Y
                                                       (INVESTOR) SHARES       CLASS B SHARES        (ADVISER) SHARES
                                                       -----------------       --------------        ----------------
  Shares issued .................................         2,040,187,992             112,952             542,310,179
  Shares reinvested .............................            32,415,205                   0                 544,713
  Shares redeemed ...............................        (1,589,996,582)               (200)           (530,009,014)
                                                         --------------             -------            ------------
  Net increase ..................................           482,606,615             112,752              12,845,878
                                                         ==============             =======            ============

                                                                      YEAR ENDED SEPTEMBER 30, 1997
                                                       -------------------------------------------------------------
                                                            CLASS A                                       CLASS Y
                                                       (INVESTOR) SHARES       CLASS B SHARES        (ADVISER) SHARES
                                                       -----------------       --------------        ----------------
  Shares issued .................................         1,275,373,473                   0             212,976,550
  Shares reinvested .............................            14,323,724                   0                 292,842
  Shares redeemed ...............................        (1,030,486,243)                  0            (198,505,634)
                                                         --------------             -------            ------------
  Net increase ..................................           259,210,954                   0              14,763,758
                                                         ==============             =======            ============

   *The Fund first began offering Class B Shares on February 2, 1998.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

                                 ONE MONTH
                               PERIOD ENDED                                YEARS ENDED SEPTEMBER 30,
                                OCTOBER 31,      -------------------------------------------------------------------------------
                                   1998               1998              1997             1996             1995             1994
                                  -------           -------           -------          -------          -------          -------
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD ....        $  1.00           $  1.00           $  1.00          $  1.00          $  1.00          $  1.00
                                  -------           -------           -------          -------          -------          -------
Income from investment
  operations:
  Net investment income ..          0.004             0.048             0.048            0.049            0.052            0.035
  Net realized gains on
    investment transactions         0.000*            0.000*            0.000*              --               --               --
                                  -------           -------           -------          -------          -------          -------
Total income from
  investment operations ..          0.004             0.048             0.048            0.049            0.052            0.035
                                  -------           -------           -------          -------          -------          -------
Less dividends and distributions:
  Dividends to shareholders
    from net investment
    income ...............         (0.004)           (0.048)           (0.048)          (0.049)          (0.052)          (0.035)
  Distributions from
    realized gains .......          0.000             0.000*               --               --               --               --
                                  -------           -------           -------          -------          -------          -------
Total dividends and
  distributions ..........         (0.004)           (0.048)           (0.048)          (0.049)          (0.052)          (0.035)
                                  -------           -------           -------          -------          -------          -------
NET ASSET VALUE PER SHARE,
  END OF PERIOD ..........        $  1.00           $  1.00           $  1.00          $  1.00          $  1.00          $  1.00
                                  =======           =======           =======          =======          =======          =======

Total return .............          0.39%(b)          5.00%             4.89%            4.98%            5.27%            3.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
  year (000) .............     $1,055,163          $988,236          $505,702         $246,368         $113,218         $100,443
  Ratio of expenses to
    average net assets ...          0.50%(c)          0.52%             0.59%            0.57%            0.58%            0.24%
  Ratio of net investment
    income to average net
    assets ...............          4.40%(c)          4.89%             4.80%            4.80%            5.17%            3.50%
  Ratio of expenses to
    average net assets (a)          0.60%(c)          0.62%             0.71%            0.75%            0.78%            0.67%
  Ratio of net investment
    income to average net
    assets (a) ...........          4.30%(c)          4.79%             4.68%            4.62%            4.97%            3.08%

----------
(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.
  * Less than $0.001 per share.

                                                See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

                                                                                             FOR THE PERIOD
                                                                                           SEPTEMBER 11, 1998
                                                                       ONE MONTH             (COMMENCEMENT
                                                                     PERIOD ENDED           OF OFFERING) TO
                                                                      OCTOBER 31,            SEPTEMBER 30,
                                                                         1998                    1998
                                                                       -------                  -------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ..................      $  1.00                  $  1.00
                                                                       -------                  -------
Income from investment operations:
  Net investment income .........................................        0.003                    0.002
  Net realized gains on investment transactions .................        0.000*                   0.000
                                                                       -------                  -------
Total income from investment operations .........................        0.003                    0.002
                                                                       -------                  -------
Less dividends and distributions:
  Dividends to shareholders from net investment income ..........       (0.003)                  (0.002)
  Distributions from realized gains .............................        0.000                    0.000
                                                                       -------                  -------
Total dividends and distributions ...............................       (0.003)                  (0.002)
                                                                       -------                  -------
NET ASSET VALUE PER SHARE, END OF PERIOD ........................      $  1.00                  $  1.00
                                                                       =======                  =======
Total return ....................................................        0.32%(b)                 0.22%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of year (000) ..............................       $  113                   $  113
  Ratio of expenses to average net assets .......................        1.25%(c)                 1.27%(c)
  Ratio of net investment income to average net assets ..........        3.65%(c)                 4.14%(c)
  Ratio of expenses to average net assets (a) ...................        1.35%(c)                 1.37%(c)
  Ratio of net investment income to average net assets (a) ......        3.55%(c)                 4.04%(c)

----------
(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.
  * Less than $0.001 per share.
                                    See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

                                                                                                                FOR THE
                                                                                                                 PERIOD
                                                                                                              JULY 1, 1996
                                                        ONE MONTH                  YEAR ENDED                 (COMMENCEMENT
                                                      PERIOD ENDED               SEPTEMBER 30,               OF OFFERING) TO
                                                       OCTOBER 31,        ----------------------------         SEPTEMBER 30,
                                                          1998               1998              1997                1996
                                                        -------            -------            -------             -------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ...      $  1.00            $  1.00            $  1.00             $  1.00
                                                        -------            -------            -------             -------
Income from investment operations:
  Net investment income ..........................        0.004              0.058              0.050               0.012
  Net realized gains on investment transactions ..        0.000              0.000*             0.000*                 --
                                                        -------            -------            -------             -------
Total income from investment operations ..........        0.004              0.058              0.050               0.012
                                                        -------            -------            -------             -------
Less dividends and distributions:
  Dividends to shareholders from net investment
    income .......................................       (0.004)            (0.058)            (0.050)             (0.012)
  Distributions from realized gains ..............        0.000              0.000*                --                  --
                                                        -------            -------            -------             -------
Total dividends and distributions ................       (0.004)            (0.058)            (0.050)             (0.012)
                                                        -------            -------            -------             -------
NET ASSET VALUE PER SHARE, END OF PERIOD .........      $  1.00            $  1.00            $  1.00             $  1.00
                                                        =======            =======            =======             =======
Total return .....................................        0.41%(c)           5.27%              5.15%               1.24%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of year (000) ...............      $34,617            $29,023            $16,180            $  1,413
  Ratio of expenses to average net assets ........        0.25%(b)           0.27%              0.33%               0.43%(b)
  Ratio of net investment income to average net
    assets .......................................        4.65%(b)           5.14%              5.06%               4.90%(b)
  Ratio of expenses to average net assets (a) ....        0.35%(b)           0.37%              0.45%               0.61%(b)
  Ratio of net investment income to average net
    assets (a) ...................................        4.55%(b)           5.04%              4.94%               4.72%(b)

----------
(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                              See notes to financial statements.

KPMG Peat Marwick LLP

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

We have audited the accompanying statements of net assets of the Republic U.S. Government Money Market Fund (the "Fund") as of October 31, 1998 and September 30, 1998 and the related statements of operations for the one-month period ended October 31, 1998 and the year ended September 30, 1998, statements of changes in net assets for the one-month period ended October 31, 1998 and each of the years in the two-year period ended September 30, 1998 and financial highlights for the one-month period ended October 31, 1998 and each of the years in the three-year period ended September 30, 1998 for Class A Shares (Investor Shares), for the one-month-period ended October 31, 1998 and the period from February 2, 1998 (date of initial offering) to September 30, 1998 for Class B Shares and for the one-month period ended October 31, 1998, each of the years in the two-year period ended September 30, 1998 and the period from July 1, 1996 (date of initial offering) to September 30, 1996 for Class Y Shares (Adviser Shares). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 1995 for Investor Shares were audited by other auditors whose report thereon, dated November 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 and September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic U.S. Government Money Market Fund, as of October 31, 1998 and September 30, 1998, the results of its operations for the one-month period ended October 31, 1998 and the year ended September 30, 1998, changes in its net assets for the one-month period ended October 31, 1998 and each of the years in the two-year period ended September 30, 1998 and financial highlights for the years or periods indicated in the first paragraph above in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Boston, Massachusetts
November 20, 1998

REPUBLIC
 U.S. GOVERNMENT
MONEY MARKET
      FUND

INVESTMENT ADVISER AND CUSTODIAN
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219
(614) 470-8000

TRANSFER AGENT
Investors Bank & Trust Company
200 Clarendon Street 16th Floor
Boston, MA 02116
(800) 782-8183

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

REPUBLIC FAMILY OF FUNDS
CUSTOMER SERVICE
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
200 Clarendon Street 16th Floor
Boston, MA 02116
(800) 782-8183                    11/98